Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Summary of consideration transferred to acquire Ultragas and the assets acquired and liabilities
The following table summarizes the consideration transferred and the assets acquired and liabilities assumed as of the acquisition date.

Amount (in thousands)
Consideration
Equity consideration	$202,910

Fair value of consideration transferred	$202,910

Net assets acquired:
Handysize vessels	215,852
Smaller vessels	160,734
Cash and cash equivalents	17,477
Accounts receivable	7,071
Inventory	2,039
Other current assets	4,615
Equity method investments	2,580
Debt	(192,695)
Accounts payable	(3,175)
Accrued interest	(1,602)
Other current liabilities	(3,982)
Other long-term liabilities	(6,004)

Net assets acquired	$202,910